Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies

2.	Basis of Presentation and Summary of Significant Accounting Policies
Basis of Preparation
The Company has prepared its unaudited consolidated condensed financial statements in accordance with General Accepted Accounting Principles (“GAAP”). The accompanying unaudited consolidated condensed financial statements include the accounts of the Company and its wholly-owned subsidiaries. In addition, the unaudited consolidated condensed financial statements include the Company’s proportionate share of the earnings or losses of its joint venture and a corresponding increase or decrease to its investment, with recorded losses limited to the carrying value of the Company’s investment. All intercompany transactions and balances have been eliminated upon consolidation.
The Company’s unaudited consolidated condensed financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities, including derivative financial instruments and certain outstanding debt, which are stated at fair value.
These unaudited consolidated condensed financial statements should be read in conjunction with the Company’s annual consolidated condensed financial statements and notes. Unless otherwise indicated, amounts presented in the Notes pertain to the Company’s continuing operations (See Note 7 for information on discontinued operations). In management’s opinion, all adjustments of a normal recurring nature that are necessary for a fair statement of the accompanying unaudited consolidated condensed financial statements have been included.
Restatement of Previously Issued Financial Statements
The Company has restated its previously reported unaudited consolidated condensed financial statements for the six months ended June 30, 2021 and 2020 for accounting error
s
 that the Company ha
s
 concluded are not material to the Company’s previously reported consolidated condensed financial statements. Except as otherwise specified, all information presented in the consolidated condensed financial statements and the related notes include all such restatements. A description of each of error is described below.
Stock-based Compensation
The Company incorrectly calculated expenses relating to stock-based compensation to certain vested and unvested options and restricted stock awards (“RSA”). The correction of the error resulted in a decrease in stock-based
compensation expense of $0.6
million for the six months ended June 30, 2021, and a decrease in additional paid in capital and accumulated deficit of
$55.9
thousand as of June 30, 2021. The correction of the error resulted in an increase in stock-based compensation expense of
 $14.9

thousand for the six months ended June 30, 2020, and an increase in additional paid in capital and accumulated deficit o
f
$0.6
million as of ended June 30, 2020. The correction of these errors resulted in an increase in accumulated deficit and additional paid in capital

o
f $0.5 million as of January 1, 2020. There is no net impact to the cash flow statement.
Discontinued Operations
The Company incorrectly classified certain costs incurred during the six months ended June 30, 2020 between continued operations and discontinued operations. The correction of the error resulted in a decrease in selling, general and administrative expenses of

$1.7
million and a
n
increase in interest expense of
$0.3 million in continuing operations, and a decrease in the gain on discontinued operations of $1.4 million for the six months ended June 30, 2020. There is no net impact to the cash flow statement.
The Company assessed the quantitative and qualitative factors associated with all the foregoing errors in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99 and 108, Materiality, and ASC 250, Presentation of Financial Statements, and concluded that they were not material, on an individual or aggregate basis, to any of the Company’s previously reported annual or interim consolidated financial statements. Notwithstanding this conclusion, the Company further concluded to correct the errors by restating the accompanying unaudited consolidated condensed financial statements for the six months ended June 30, 2021 and 2020 and related notes to give effect to the correction of these errors.
Use of Estimates
The preparation of the unaudited consolidated condensed financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingencies at the reporting date, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Actual results could materially differ from those estimates. Significant estimates made by the Company relate to revenue and associated cost recognition, the collectability of accounts receivable, the recoverability and useful lives of property and equipment, the valuation of equity warrants and warrant liabilities, fair value estimates, the recoverability of goodwill and intangible assets, the provision for income taxes, and stock-based compensation.

Revenue Recognition
The Company generates revenues from the sale of services and products. Service revenues include imagery and data, software & analytics, including professional services, that are recognized from the rendering of services under cost-plus-fixed-fee,
firm fixed price, or on a time and materials basis. Product revenues include engineering and integration from long-term construction contracts.
The Company adopted the provisions of the new revenue recognition standard, Accounting Standards Update
No. 2014-09,
“Revenue from Contracts with Customers (Topic 606)”
(“ASC 606”), for the fiscal year beginning January 1, 2020 using the modified retrospective adoption method for the contracts that were not completed at the date of initial application. Concurrent with the adoption of the new standard, the Company has updated its revenue recognition policy in accordance with the five-step model set forth under ASC 606.
The Company generates revenues through offering imagery; data, software and analytics; and engineering and integration solutions (including mission systems), primarily to government agencies. Most of the contracts include multiple promises which are generally separated as distinct performance obligations. The Company allocates the transaction price to each performance obligation based on the relative standalone selling prices using observable sales transactions where applicable.
Revenue is measured at the fair value of consideration received or receivable and net of discounts. The Company applies a policy election to exclude transaction taxes collected from customer sales when the tax is both imposed on and concurrent with a specific revenue-producing transaction. The Company estimates any variable consideration, and whether the transaction price is constrained, upon execution of each contract. The Company did not have any active contracts with significant variable consideration as of June 30, 2021.
The estimation of total revenue and costs at completion is subject to many variables and requires judgment. The Company typically recognizes changes in contract estimates on a cumulative catch-up
basis in the period in which the changes are identified. Such changes in contract estimates can result in the recognition of revenue in a current period for performance obligations which were satisfied or partially satisfied in a prior period. Changes in contract estimates may also result in the reversal of previously recognized revenue, if the current estimate differs from the previous estimate. If at any time, the estimate of profitability for a performance obligation indicates a probable anticipated loss, the Company recognizes the total loss for the performance obligation in the period it is identified. Changes in estimates related to contracts accounted for using the
cost-to-cost
measure of progress are recognized in the period in which such changes are made for the inception-to-date
effect of the changes. For the six months ended June 30, 2021, the Company recognized a $0.3 million favorable impact to revenue attributable to changes in other contract estimates. During the six months ended June 30, 2020, the Company’s remaining product costs on a contract in a forward loss position was $3.3 million. During the six months ended June 30, 2021, there was no revenue recognized from performance obligations satisfied in previous periods.
Imagery
Imagery services include imagery delivered from the Company’s satellites in orbit via an online secure platform. Imagery performance obligations are recognized as service revenues at the point-in-time
when the Company delivers images to the platform or, in limited circumstances, ratably over the subscription period when the customer has a right to access the online secure platform for unlimited images.
Data, Software and Analytics
The Company leverages proprietary artificial intelligence and machine learning algorithms to analyze data coming from both the Company’s proprietary sensor network and third-party sources to provide hard-to-get
data, insights and analytics for customers. The Company continues to integrate and enhance our products by performing contract development, while retaining product rights. The Company provides technology enabled professional service solutions to support customer-specific software development requests, integration, testing and training. The Company also provides system engineers to support efforts to manage mass quantities of data. The Company also offers professional service solutions related to object detection, site monitoring and enhanced analytics, through which the Company can detect key objects in critical locations such as ports, airports, and construction sites; monitor changes at, damages to or other anomalies in key infrastructure; and analyze stockpiles or other critical inventory
.
Service revenues from data, software and analytics contracts is recognized from the rendering of services over time on a cost-plus, firm fixed price, or time-and-materials
basis. For firm fixed price contracts, the Company recognizes revenue using a cost-to-cost
measure of progress, pursuant to which the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs to complete the performance obligation (“EAC”). A performance obligation’s EAC includes all direct costs such as labor, materials, subcontract costs, overhead and an allocable portion of general and administrative costs. In addition, an EAC of a performance obligation includes future losses estimated to be incurred on onerous contracts, as and when known. For contracts structured as cost-plus or on a time-and-materials
basis, the Company generally recognizes revenue based on the right-to-invoice
practical expedient, as the Company is contractually able to invoice the customer based on the control transferred to the customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date.
Engineering and Integration
The Company develops and delivers advanced launch vehicle, satellite and payload systems for customers that leverage the Company’s capabilities in mission systems engineering and operations, ground station operations, and software and systems development. These systems are typically sold to government customers under fixed price contracts. The Company generally recognizes revenue over time using the cost-to-cost
method to measure progress, pursuant to which the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total EAC. An EAC includes all direct costs such as labor, materials, subcontract costs, overhead and an allocable portion of general and administrative costs. In addition, an EAC of a performance obligation includes future losses estimated to be incurred on onerous contracts, as and when known.
Service and Product Costs
Service costs primarily include internal aerospace and geospatial software development labor, third-party data and imagery, internal labor to support the ground stations and space operations, and cloud computing and hosting services.
Product costs primarily include the cost of internal labor for product design, integration and engineering in support of long-term development contracts for launch vehicle, satellite and payload systems. The Company also incurs subcontract direct materials and external labor costs to build and test specific components such as the communications system, payload demands and sensor integration. Costs are expensed as incurred except for incremental costs to obtain or fulfill a contract, which are capitalized and amortized on a systematic basis consistent with the transfer of goods and services.
Indirect costs incurred within or allocated to the Company’s customers are classified as overhead (included in product and services costs based on the nature of the contract). The Company does not have any contracts that are subject to U.S. Government Cost Accounting Standards.
Stock-Based Compensation
The Company has issued equity and equity-based awards under its 2014 Stock Incentive Plan (the “2014 Plan”) and 2011 Stock Incentive Plan (the “2011 Plan”) (collectively the “Plans”), which are administered by
the Company’s Board
of Directors. Under the 2011 Plan, options to purchase up to 1,608,800 shares of the common stock have been authorized. On May 6, 2021, the 2011 Plan was terminated. Termination of the plan does not impact any outstanding awards, and no other options will be issued.
Under the 2014 Plan, options, restricted stock awards (“RSA”), and restricted stock units (“RSU”) to purchase up to 188,253,287 shares of the common stock have been authorized. Grants are approved by the Board of Directors. Option, RSA, and RSU awards that have been canceled, forfeited, or expired are available for issuance and use in connection with future awards. On May 6, 2021, the Board approved the termination of the 2014 plan subject to the closing of the SPAC transaction. Outstanding awards granted under this plan will not be affected.
Restricted Stock Awards and Restricted Stock Units
The estimated fair value of restricted stock awards and restricted stock units are measured based on the grant date estimated fair value of the Company’s Class A
Common Stock
. In order to determine the fair value of our Class A
Common Stock
on the date of grant, we perform a valuation analysis using a combination of market and income approaches. The Company uses the straight-line method to amortize this fair value as compensation cost over the requisite service period.
Certain of the Company’s outstanding RSUs have performance vesting conditions that are only triggered upon the consummation of the merger between BlackSky and Osprey Technologies (See Note 21) or by a qualified financing transaction as defined in the grant agreement. For these awards that have performance conditions, compensation expense shall be recognized when it is determined that it is probable that the performance conditions will be met. The merger transaction with Osprey Technologies or a qualified financing transaction cannot be deemed probable until it occurs, as these events are not completely within the control of the Company. Accordingly, the recognition of compensation expense related to the RSUs with these performance conditions will not commence until one of the performance conditions has been met.
Options
The Company uses the Black-Scholes option pricing model to value all options and the straight-line method to amortize this fair value as compensation cost over the requisite service period. The fair value of each option granted has been estimated as of the date of grant using the following inputs for the six months ended June 30, 2021 and 2020.
Expected Dividend Yield
. The Black-Scholes valuation model requires an expected dividend yield as an input. The dividend yield is based on historical experience and expected future changes. The Company currently has no plans to pay dividends on its common stock.
Expected Volatility
. The expected volatility of Company’s common stock was estimated based upon the historical share price volatility of comparable publicly traded companies.
Risk-free Interest Rate
. The yield on actively traded
non-inflation
indexed U.S. Treasury notes was used to extrapolate an average risk-free interest rate based on the expected term of the underlying grants.
Expected Term.
The expected term is the estimated duration to a liquidation event based on a weighted average consideration of the most likely exit prospects for this stage of development. The Company is privately funded, and the lack of marketability is factored into the expected term of options granted. The Company will continue to review its estimate in the future and adjust it, if necessary, due to changes in the Company’s historical exercises.
The most significant assumption used in determining the fair value of the Company’s equity-based awards is the estimated fair value of common stock on the grant date. In order to the determine the fair value of the common stock on the grant date, a valuation analysis is performed by management, with the assistance of a third-party valuation firm, using a combination of market and income approaches.

The Company has historically adjusted the exercise price of certain outstanding stock options. For each award, the Company calculated the incremental fair value, which is the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. The incremental fair value is recognized as stock-based compensation expense immediately to the extent that the modified stock option has already vested, and for stock options that are not vested, the incremental fair value is recognized as stock-based compensation expense over the remaining vesting period.
Segment Information
The Company historically has organized its operations around two operating segments, the Launch Division and the BlackSky Division. Prior to being sold, the Launch Division provided small satellite launch brokerage services to customers, including manifesting, certifying, and integrating auxiliary payloads onto a single launch vehicle. The Company agreed to sell the Launch Division on January 31, 2020, and the sale of the Launch Division was completed on June 12, 2020. Accordingly, the results of the Launch Division are reported as discontinued operations (see Note 7), rather than as a separate operating segment.
Subsequent to the sale of the Launch Division, the Company’s Chief Operating Decision Maker, who is the Company’s President, has determined the allocation of resources and assessed performance based upon the consolidated results of the Company. Accordingly, the Company is currently deemed to be comprised of only one operating segment and one reportable segment. The BlackSky Division, which comprises the operations of the Company’s single operating and reportable segment, provides geospatial intelligence, imagery and related data analytic products and services, and mission systems that include the development, integration, and operations of satellite and ground systems to commercial and government customers.
Debt - Application of the Fair Value Option
During the six months ended June 30, 2021, the Company issued three tranches of subordinated, unsecured convertible promissory notes (refer to the discussion of the “2021 Bridge Financings and Related Transactions” included in Note 12). The Company has elected to account for these notes under the fair value option. In accordance with the application of the fair value option, the Company (i) recorded these notes at their fair values as of the dates of issuance and (ii) will remeasure the fair value of the notes at each balance sheet date. Both the initial and subsequent measurement of the fair value of the notes contemplate all of the notes’ terms and all of the notes’ features. Accordingly, when the fair value option has been applied, the Company does not separately evaluate the notes for the existence of embedded features that would require bifurcation as embedded derivatives under other accounting guidance. Changes to the fair value of the notes between balance sheet dates are reported within Other income/(expense), net in the consolidated condensed statements of operations and comprehensive income/loss, if such changes are attributable to base market risk. Changes to the fair value of the notes are reported in other comprehensive income/(loss), if such changes are attributable to instrument-specific credit risk. All debt issuance costs incurred in connection with notes accounted for pursuant to the fair value option were expensed as incurred, as required by GAAP. The Company does not separately report interest expense attributable to notes accounted for pursuant to the fair value option in the consolidated condensed statements of operations and comprehensive loss. Accrued interest, which does not become due until maturity of the notes, is included in the determination of the fair value of the notes and changes thereto.
Warrant Liability
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments that would require classification as a liability under ASC 480, as well as whether the warrants qualify for equity classification or require liability classification after consideration of the guidance and criteria outlined in under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions that impact classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and remeasured at fair value as of each balance sheet date thereafter. The Company accounts for the warrants issued in connection with the 2021 Bridge Financing transactions in accordance with the guidance contained in ASC
815-40-15-7D,
under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations.
Deferred Offering Costs
Offering costs consist of legal fees, accounting fees, underwriting fees and other costs incurred which relate directly to the Company’s planned reverse recapitalization transaction. These costs will be charged to stockholders’ equity (deficit) upon the completion of the reverse recapitalization transaction. The Company incurred $7.1 million of offering costs related to the transaction and capitalized these costs in the unaudited consolidated condensed balance sheet as of June 30, 2021. There were no deferred offering costs capitalized as of December 31, 2020.

2.	Basis of Presentation and Summary of Significant Accounting Policies
Basis of Preparation
The Company has prepared its consolidated financial statements in accordance with GAAP. The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. In addition, the consolidated financial statements include the Company’s proportionate share of the earnings or losses of its joint venture and a corresponding increase or decrease to its investment, with recorded losses limited to the carrying value of the Company’s investment. All intercompany transactions and balances have been eliminated upon consolidation.
The Company’s consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities, including derivative financial instruments, which are stated at fair value.
Unless otherwise indicated, amounts provided in the Notes pertain to the Company’s continuing operations (See Note 7 for information on discontinued operations).
Restatement of Previously Issued Financial Statements
The Company has restated its previously reported consolidated financial statements for the years ended December 31, 2020 and 2019 for an accounting error that the Company has concluded is not material to the Company’s previously reported consolidated financial statements. All information presented in the consolidated financial statements and the related notes have been appropriately restated. A description of the error is described below.
Stock-based Compensation
The Company incorrectly calculated expenses relating to stock-based compensation to certain vested and unvested options and restricted stock awards (“RSA”). The correction of the error resulted in a decrease in stock-based compensation expense of
$3.0 thousand for the year ended December 31, 2020, and an increase in additional paid in capital and accumulated deficit of

$0.5
million as of December 31, 2020. The correction of the error resulted in an increase in stock-based compensation expense of
$0.1
million, for the year ended December 31, 2019 and an increase in additional paid in capital and accumulated deficit of
 $0.5 million
as

of
December 31, 2019. The correction of the error resulted in an increase in accumulated deficit and additional paid in capital of $0.4 million as of January 1, 2019. There is no net impact to the cash flow statement.
The Company assessed the quantitative and qualitative factors associated with the foregoing errors in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99 and 108, Materiality, and ASC 250, Presentation of Financial Statements, and concluded that they were not material, on an individual or aggregate basis, to any of the Company’s previously reported annual or interim consolidated financial statements. Notwithstanding this conclusion, the Company further concluded to correct the errors by restating the accompanying consolidated financial statements for the years ended December 31, 2020 and 2019 and related notes to give effect to the correction of this error.
Use of Estimates
The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingencies at the reporting date, and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Actual results could materially differ from those estimates. Significant estimates made by the Company relate to revenue and associated cost recognition, the collectability of accounts receivable, the recoverability and useful lives of property and equipment, the valuation of equity warrants and warrant liabilities, fair value estimates, the recoverability of goodwill and intangible assets, the provision for income taxes, and stock-based compensation.
Cash and Cash Equivalents
Cash and cash equivalents are comprised of cash in banks and highly liquid investments with original maturities of three months or less.

Restricted Cash
The Company classifies cash as restricted when the cash is unavailable for withdrawal or usage for general operations. Restricted cash represents certificates of deposits held by a bank as a compensating balance for letters of credit, which facilitate certain contracts with customers, and cash collateral for leases and other contracts.
Accounts Receivable—net
Accounts receivable are customer obligations due to the Company under normal trade terms. The majority of the Company’s sales are with U.S. federal government and agencies. Management performs continuing credit evaluations on each customer’s financial condition and reviews accounts receivable on a periodic basis to determine if any accounts receivable will potentially be uncollectible. The Company reserves for any accounts receivable balances that are determined to be uncollectible in the allowance for doubtful accounts. After all attempts to collect an accounts receivable balance have failed, the accounts receivable balance is written off against the allowance for doubtful accounts. The Company assessed all existing accounts receivable as collectible as of December 31, 2020 and 2019, and accordingly the Company has not recorded an allowance for doubtful accounts.
Prepaid Expenses and Other Current Assets
Prepaid expenses are advance payments made in the ordinary course of business and are amortized on a straight-line basis over the period of benefit. Other current assets consist primarily of non-trade
receivables.

Property and Equipment—net
Property and equipment are stated at cost, less accumulated depreciation. Depreciation expense is recognized in the consolidated statements of operations and comprehensive loss on a straight-line basis over the estimated useful life of the related asset to its residual value.
The estimated useful lives are as follows:

Asset	Estimated useful lives-years
Satellites	3
Computer equipment and software	3
Site and other equipment	3 - 5
Ground station equipment	2
Office furniture and fixtures	5
Leasehold improvements	shorter of useful life or remaining lease term
Capitalized satellite costs include material costs, labor costs incurred from the start of the pre-acquisition
stage through the construction stage, and the costs incurred to launch the satellite into orbit for its intended use. Labor costs incurred prior to and after the pre-acquisition
and construction stages are charged to expense. Once the satellite has reached orbit and makes contact with the Company’s network the Company commences depreciation. The designated useful life of the Company’s satellites is estimated to be three years, and depreciation is recognized using the straight-line method. Subsequent to launch, the Company’s satellites must meet certain performance and operational criteria to be deemed commercially viable. If the criteria are not met, the Company assesses the satellite for impairment.
Goodwill, Intangible Assets—net, and Other Long-Lived Assets
Goodwill
Goodwill represents the excess of purchase price over the fair value of the identifiable assets acquired less the liabilities assumed in the acquisition of a business.
Goodwill is tested annually for impairment at December 31, or more frequently if events or circumstances indicate that the carrying value of goodwill may be impaired. Goodwill is tested for impairment at the reporting unit level by comparing the reporting unit’s carrying amount to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
The Company continuously evaluates whether indicators of impairment exist to determine whether it is necessary to perform a quantitative goodwill impairment test. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include (a) a significant decline in the Company’s expected future cash flows; (b) a significant adverse change in legal factors or in the business climate; (c) unanticipated competition; (d) the testing for recoverability of a significant asset group within a reporting unit; or (e) slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of goodwill and could have a material impact on the consolidated financial statements.
Long-Lived Assets and Finite-Lived Intangible Assets
The Company reviews long-lived assets, including finite-lived intangible assets, property and equipment, satellite procurement work in process and other long-term assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. Significant judgments in this area involve determining whether a triggering event has occurred and determining the future cash flows for assets involved. In conducting this analysis, the Company compares the undiscounted cash flows expected to be generated from the long-lived assets (or asset group) to the related net book values. If the undiscounted cash flows exceed the net book value, the long-lived assets are considered not to be impaired. If the net book value exceeds the undiscounted cash flows, an impairment charge is measured and recognized based upon the difference between the carrying value of long-lived assets (or asset group) and their fair value.
Intangible assets subject to amortization include customer backlog and relationships, domain names, distribution agreements, and technology. Such intangible assets, excluding customer-related intangibles, are amortized on a straight-line basis over their estimated useful lives, which are generally two to five years. Customer-related intangible assets are amortized on either a straight-line or accelerated basis, depending upon the pattern in which the economic benefits of the intangible asset are utilized.
The estimated useful lives of the Company’s finite-lived intangible assets are as follows:

Asset	Estimated useful lives-years
Distribution agreements	2
Customer backlog and relationships	1-10
Technology	3-5
Satellite Procurement Work in Process
Satellite procurement work in process primarily represent deposits paid to (a) LeoStella for the progress payments associated with the engineering, long lead procurement of satellite components, and manufacturing of the Company’s satellites and (b) launch service vendors for the costs associated with launching the Company’s satellites. Satellite procurement work in process capitalized, but not yet paid, are recognized as the Company has the rights to the in-process
assets that LeoStella is engineering on the Company’s behalf or a refund of amounts paid to date, less certain costs. At launch, these costs, and other costs incurred to put a satellite into service, are aggregated and reclassified as property and equipment, subject to depreciation (Note 8).
Contingent Liabilities
The Company may become involved in litigation or other financial claims in the normal course of its business operations. The Company periodically analyzes currently available information relating to these claims, assesses the probability of loss, and provides a range of possible contingencies when it believes that sufficient and appropriate information is available. The Company accrues a liability for those contingencies where the occurrence of a loss is probable and the amount can be reasonably estimated.
Debt Issuance Costs and Debt Discount
Debt issuance costs are capitalized and amortized to interest expense using the effective interest method over the life of the related debt. In prior years a debt discount was recorded upon the issuance of detachable warrants, which were granted in conjunction with the issuance of debt and calculated at fair market value as described in Note 20. The debt discount is also amortized to interest expense using the effective interest method over the life of the related debt. Short-term and long-term debt are presented net of the unamortized debt issuance costs and debt discount in the consolidated balance sheets.
The Company incurred issuance costs in connection with the Omnibus Agreement and Waiver Agreement and Conversion Election (the “2019 Omnibus Agreement”) (Note 14) in the year ended December 31, 2019. Issuance costs directly identifiable with a specific debt transaction were assigned to that transaction and either expensed or capitalized based upon the nature of the respective debt refinancing transaction. The remaining costs not specifically identifiable with a transaction were allocated based on the relative fair value of the outstanding debt amounts. Allocated third-party costs, as well as specifically identifiable third-party advisory and appraisal costs to rollover the debt into a new loan facility, were expensed. Third-party issuance costs allocated to the conversion of debt into equity were recorded to additional paid-in-capital.
Fair Value of Financial Instruments
The Company accounts for certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The process for analyzing the fair value measurement of certain financial instruments on a recurring, or non-recurring,
basis includes significant judgment and estimates of inputs including, but not limited to, volatility, discount for lack of marketability, application of an appropriate discount rate, and probability of liquidating events. The Company utilizes the market valuation methodology and specific option pricing methodology to value the more complex financial instruments and the Black-Scholes option-pricing model to value standard common stock warrants.
The framework for measuring fair value specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).
The three levels of the fair value hierarchy are as follows:
Level
 1 Inputs
—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level
 2 Inputs
—Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level
 3 Inputs
—Inputs are unobservable inputs which reflect the Company’s own assumptions on what assumptions the participants would use in pricing the asset or liability based on the best available information.
Equity Method Investments
Investments where the Company has the ability to exercise significant influence, but not control, are accounted for under the equity method of accounting and are included in investment in equity method investees on the Company’s consolidated balance sheets. Significant influence typically exists if the Company has a 20% to 50% ownership interest in the investee. Under this method of accounting, the Company’s share of the net earnings or losses of the investee are included in the Company’s consolidated statements of operations and comprehensive loss’.
Equity method investments are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period.
Intra-entity profits arising from the sale of assets from the equity method investments to the Company are eliminated and deferred if those assets are still held by the Company at the end of the reporting period. The intra-entity profits will be recognized as the assets are consumed or sold to an external third party.

Classification of Preferred Stock as Temporary Equity
The Company applies the guidance in ASC 480, “
Distinguishing Liabilities from Equity
”, to determine the classification of financial instruments issued. The Company first determines if the instruments should be classified as liabilities under this guidance based on the redemption features, if mandatorily redeemable or not, and the method of redemption, if in cash, a variable number of shares or a fixed number of shares.
If the terms provide that an instrument is mandatorily redeemable in cash, or the holder can compel a settlement in cash, or will be settled in a variable number of shares predominantly based on a fixed monetary amount, the instrument is generally classified as a liability. Instruments that are settled by issuing a fixed number of shares are generally classified as equity instruments. None of the Company’s redeemable convertible preferred stock was accounted for as a liability as none of the above mentioned conditions were present.
The Company’s certification of incorporation, as amended, does not provide redemption rights to the holders of the preferred shares. If a liquidation event occurs, all the funds and assets of the Company available for distribution among all the stockholders shall be distributed based on a defined mechanism. Although the preferred shares are not redeemable, in the event of certain “deemed liquidation events” that are not solely within the Company’s control (including merger, acquisition, or sale of all or substantially all of the Company’s assets, or public offerings), the holders of the preferred shares would be entitled to preference amounts paid before distribution to other stockholders and hence effectively redeeming the preference amount outside of the Company’s control. In accordance with Accounting Series Release No. 268 (“ASR 268”) and ASC 480, the Company’s convertible preferred shares are classified outside of stockholders’ deficit as a result of these in-substance
contingent redemption rights. As of December 31, 2020 and 2019, the Company did not adjust the carrying values of the convertible preferred shares to the deemed liquidation values of such shares since a liquidation event was not probable of occurring.
Treasury Stock
The Company accounts for treasury stock under the cost method and includes treasury stock as a component of stockholders’ deficit. The Company did not have repurchases in the years ended December 31, 2020 and 2019.
Revenue Recognition
The Company generates revenues from the sale of services and products. Service revenues include imagery and data, software & analytics, including professional services, that are recognized from the rendering of services under
cost-plus-fixed-fee,
firm fixed price, or on a time and materials basis. Product revenues include engineering and integration from long-term construction contracts.
The Company adopted the provisions of the new revenue recognition standard, Accounting Standards Update
No. 2014-09,
“Revenue from Contracts with Customers (Topic 606)”
(“ASC 606”), for the fiscal year beginning January 1, 2020 using the modified retrospective adoption method for the contracts that were not completed at the date of initial application. Concurrent with the adoption of the new standard, the Company has updated its revenue recognition policy in accordance with the five-step model set forth under ASC 606.
Revenue Recognition Prior to the Adoption of ASC 606
Revenues are recognized when the following four revenue recognition criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the selling price is fixed or determinable, and collectability is reasonably assured. The Company excludes from revenues all sales taxes assessed to its customers. Sales taxes are recorded within selling, general and administrative expense in the consolidated statements of operations and comprehensive loss and as accounts payable and accrued liabilities in the consolidated balance sheets until remitted to applicable local and state agencies. For firm fixed price contracts that include specified milestones which obligate both parties to perform, revenue is recognized based on the efforts-expended methodology or contract milestones achieved. Under the efforts-expended methodology, an evaluation of completion is done based on labor hours spent over total expected program hours. For all other contracts, revenue is recognized as services are performed and is generally based on the negotiated hourly rate in the contract and the number of hours worked during the period. Imagery revenue is recognized as the imagery is delivered to the customer.
Revenue Recognition Subsequent to the Adoption of ASC 606
The Company generates revenues through offering imagery; data, software and analytics; and engineering and integration solutions (including mission systems), primarily to government agencies. Most of the contracts include multiple promises which are generally separated as distinct performance obligations. The Company allocates the transaction price to each performance obligation based on the relative standalone selling prices using observable sales transactions where applicable.
Revenue is measured at the fair value of consideration received or receivable and net of discounts. The Company applies a policy election to exclude transaction taxes collected from customer sales when the tax is both imposed on and concurrent with a specific revenue-producing transaction. The Company estimates any variable consideration, and whether the transaction price is constrained, upon execution of each contract. The Company did not have any active contracts with significant variable consideration as of December 31, 2020.
The estimation of total revenue and costs at completion is subject to many variables and requires judgment. The Company typically recognizes changes in contract estimates on a cumulative catch-up
basis in the period in which the changes are identified. Such changes in contract estimates can result in the recognition of revenue in a current period for performance obligations which were satisfied or partially satisfied in a prior period. Changes in contract estimates may also result in the reversal of previously recognized revenue, if the current estimate differs from the previous estimate. If at any time the estimate of profitability for a performance obligation indicates a probable anticipated loss, the Company recognizes the total loss for the performance obligation in the period it is identified. Changes in estimates related to contracts accounted for using the cost-to-cost
measure of progress are recognized in the period in which such changes are made for the inception-to-date
effect of the changes. Changes in estimates on contracts for the year ended December 31, 2020 resulted in the reversal of $1.5 million of previously recognized product revenues and an increase in product costs for estimated contract losses of $6.6 million combined for three of the Company’s long-term construction contracts related to the design, development and manufacture of the
Company’s
Gen-3
satellites. The changes in estimates resulted from test readiness review failures in 2020 and changes in market conditions, including changes in customer demand for higher image resolution and broader analytical capabilities. These factors led to the Company’s decision to utilize a new payload design to satisfy contract requirements which resulted in additional unplanned contract costs. The remaining aggregate changes in estimates on contracts for the years ended December 31, 2020 and 2019 were immaterial. During the year ended December 31, 2020, there was no
revenue recognized from performance obligations satisfied in previous periods.
Imagery
Imagery services include imagery delivered from the Company’s satellites in orbit via an online secure platform. Imagery performance obligations are recognized as service revenues at the point-in-time
when the Company delivers images to the platform or, in limited circumstances, ratably over the subscription period when the customer has a right to access the online secure platform for unlimited images.
Data, Software and Analytics
The Company leverages proprietary artificial intelligence and machine learning algorithms to analyze data coming from both the Company’s proprietary sensor network and third-party sources to provide hard-to-get
data, insights and analytics for customers. The Company continues to integrate and enhance our products by performing contract development while retaining product rights. The Company provides technology enabled professional service solutions and to support customer-specific software development requests, integration, testing and training. The Company also provide systems engineers to support efforts to manage mass quantities of data. The Company also offers customers professional service solutions related to object detection, site monitoring and enhanced analytics through which the Company can detect key objects in critical locations such as ports, airports, and construction sites; monitor changes at, damages to or other anomalies in key infrastructure; and analyze stockpiles or other critical inventory
.
Services revenues from data, software and analytics contracts is recognized from the rendering of services over time on a cost-plus, firm fixed price, or time-and-materials
basis. For firm fixed price contracts, the Company recognizes revenue using a cost-to-cost
measure of progress, pursuant to which the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs to complete the performance obligation (“EAC”). A performance obligation’s EAC includes all direct costs such as labor, materials, subcontract costs, overhead and an allocable portion of general and administrative costs. In addition, an EAC of a performance obligation includes future losses estimated to be incurred on onerous contracts, as and when known. For contracts structured as cost-plus or on a time-and-materials
basis, the Company generally recognizes revenue based on the right-to-invoice
practical expedient, as the Company is contractually able to invoice the customer based on the control transferred to the customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date.
Engineering and Integration
The Company develops and delivers advanced launch vehicle, satellite and payload systems for customers that leverage the Company’s capabilities in mission systems engineering and operations, ground station operations, and software and systems development. These systems are typically sold to government customers under fixed price contracts.
Service and Product Costs
Service costs primarily include internal aerospace and geospatial software development labor, third-party data and imagery, internal labor to support the ground stations and space operations, and cloud computing and hosting services.
Product costs primarily include the cost of internal labor for product design, integration and engineering in support of long-term development contracts for launch vehicle, satellite and payload systems. The Company also incurs subcontract direct materials and external labor costs to build and test specific components such as the communications system, payload demands and sensor integration. Costs are expensed as incurred except for incremental costs to obtain or fulfill a contract, which are capitalized and amortized on a systematic basis consistent with the transfer of goods and services.
Indirect costs incurred within or allocated to the Company’s customers are classified as overhead (included in product and services costs based on the nature of the contract). The Company does not have any contracts that are subject to U.S. Government Cost Accounting Standards.
Contract Assets and Liabilities
Contracts are typically billed to the customer using milestone payments and, as a result, the timing of revenue recognition, customer billings and cash collections results in a net contract asset or liability at the end of each reporting period.
Contract assets include unbilled receivables, which is the amount of revenue recognized that exceeds the amount billed to the customer, where right to payment is not just subject to the passage of time; incremental costs to obtain contracts, primarily comprised of contract commissions; and costs to fulfill the contracts. Contract liabilities consist of deferred revenue and billings in excess of costs.
Incremental costs incurred to obtain or fulfill a contract are capitalized and amortized on a systematic basis consistent with the transfer of goods or services to the customer to which the capitalized costs relate. For the contracts less than one year, the Company has elected the practical expedient not to capitalize associated incremental costs. As of December 31, 2020, current costs to obtain or fulfill a contract were $0.3 million and are included in contract assets within the consolidated balance sheets.
The Company’s average payment terms are 30 days and sales arrangements do not include any significant financing components for its customers. Any payments that are received from a customer in advance of satisfaction of a related performance obligation, as well as billings in excess of revenue recognized, are deferred and treated as a contract liability. Advance payments and billings in excess of revenue recognized are classified as current or non-current
contract liabilities based on the timing of when the recognition of revenue is expected.
Changes in contract liabilities are primarily due to the timing difference between the Company’s performance of services and payments from customers. To determine revenue recognized from contract liabilities during the reporting periods, the Company allocates revenue to individual contract liability balances and applies revenue recognized during the reporting periods first to the beginning balances of contract liabilities until the revenue exceeds the balances.
Research and Development Costs
The Company primarily incurs research and development costs for data science modeling and algorithm development related to its geospatial analytical platform. In addition, the Company recognizes costs incurred before the technological feasibility stage for internal projects, such as aerospace and other satellite developments, as research and development costs.
Advertising Costs
Advertising costs are expenses associated with promoting the Company’s services and products. Advertising costs are expensed as incurred and included in selling, general and administrative expenses in the accompanying consolidated statement of operations. For the years ended December 31, 2020 and 2019, advertising costs were $0.5 million and $0.2 million, respectively.
The Company believes that its tax positions comply with applicable tax law. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.
The Company’s income tax expense and liability and/or receivable, deferred tax assets and liabilities, and liabilities for uncertain tax benefits reflect management’s best assessment of estimated current and future taxes to be paid or received.
Deferred Offering Costs
Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the Company’s planned reverse recapitalization transaction (refer to Note 23). These costs will be charged to stockholders’ equity (deficit) upon the completion of the reverse recapitalization transaction. During the year ended December 31, 2020 the Company did not incur any offering costs related to the transaction and, as such, did not capitalize any offering costs in the consolidated balance sheet as of December 31, 2020.
Stock-Based Compensation
The Company issued equity and equity-based awards under its 2014 Stock Incentive Plan (the “2014 Plan”) and 2011 Stock Incentive Plan (the “2011 Plan”) (collectively the “Plans”), which are administered by the Company’s Board of Directors. Under the 2011 Plan, options to purchase up to 1,608,800 shares of the common stock have been authorized. Under the 2014 Plan, options to purchase up to 98,253,287 shares of the common stock have been authorized. Grants are approved by the Board of Directors. Option awards that have been canceled, forfeited, or expired are available for issuance and use in connection with future awards.
The Company uses the Black-Scholes option pricing model to value all options and the straight-line method to amortize this fair value as compensation cost over the requisite service period. The fair value of each option granted has been estimated as of the date of grant using the following inputs for the years ended December 31, 2020 and 2019.
Expected Dividend Yield
. The Black-Scholes valuation model requires an expected dividend yield as an input. The dividend yield is based on historical experience and expected future changes. The Company currently has no plans to pay dividends on its common stock.
Expected Volatility
. The expected volatility of options granted was estimated based upon the historical share price volatility of comparable publicly traded companies.
Risk-free Interest Rate
. The yield on actively traded
non-inflation
indexed U.S. Treasury notes was used to extrapolate an average risk-free interest rate based on the expected term of the underlying grants.
Expected Term.
The expected term is the estimated duration to a liquidation event based on a weighted average consideration of the most likely exit prospects for this stage of development. The Company is privately funded, and the lack of marketability is factored into the expected term of options granted. The Company will continue to review its estimate in the future and adjust it, if necessary, due to changes in the Company’s historical exercises.
The most significant assumption used in determining the fair value of the Company’s equity-based awards is the estimated fair value of common stock on the grant date. In order to the determine the fair value of the common stock on the grant date, a valuation analysis is performed by management, with the assistance of a third-party valuation firm, using a combination of market and income approaches.
In the year ended December 31, 2019, the Company adjusted the exercise price of all outstanding common stock options. For each award, the Company calculated incremental fair value, which is the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. The incremental fair value was recognized as stock-based compensation expense to the extent that the modified stock option was vested, and for stock options that are unvested, will be recognized as stock-based compensation expense over the remaining vesting period.
Segment Informatio
n
The Company historically has organized its operations around two operating segments, the Launch Division and the BlackSky Division. Prior to being sold, the Launch Division provided small satellite launch brokerage services to customers, including manifesting, certifying, and integrating auxiliary payloads onto a single launch vehicle. The Company agreed to sell the Launch Division on January 31, 2020. The BlackSky Division which is currently the only operating segment of the Company provides geospatial intelligence, imagery and related data analytic products and services, and mission systems that include the development, integration, and operations of satellite and ground systems to commercial and government customers.
The Company’s Chief Operating Decision Maker is the President, who determines the allocation of resources and assesses performance using the consolidated results of BlackSky.

Osprey Technology Acquisition Corp [Member]
Summary of Significant Accounting Policies
NOTE 3—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form
10-K/A
for the year ended December 31, 2020 as filed with the SEC on May 12, 2021, which contains the audited financial statements and notes thereto. The financial information as of December 31, 2020 is derived from the audited financial statements presented in the Company’s Annual Report on Form
10-K/A
for the year ended December 31, 2020. The interim results for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of the Company and its majority owned subsidiary where the Company has the ability to exercise control. All significant intercompany balances and transactions have been eliminated in consolidation. Activities in relation to the noncontrolling interest are not considered to be significant and are, therefore, not presented in the accompanying consolidated financial statements.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies
(that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2021 and December 31, 2020.
Marketable Securities Held in Trust Account
At June 30, 2021 and December 31, 2020, the assets held in the Trust Account were substantially held in U.S. Treasury Bills.
Warrant Liability
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. As of June 30, 2021 and December 31, 2020, both the Public Warrants and Private Placement Warrants were accounted for as liabilities (see Note 8).
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in-capital
at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the warrants issued in connection with its Initial Public Offering in accordance with the guidance contained in ASC
815-40-15-7D,
under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The fair value of the warrants initially was estimated using a Binomial Lattice Model (see Note 9).
Class A common Stock Subject to Possible Redemption
The Company accounts for its Class A
Common Stock
subject to possible redemption in accordance with the guidance in ASC 480. Class A
Common Stock
subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A
Common Stock
features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A
Common Stock
subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit. The value of the redeemable common stock is adjusted for amounts that are due to be repaid to the Trust Account for prepaid taxes, net of amounts that may be withdrawn for the payment of the Company’s taxes.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
On March 27, 2020, the CARES Act was enacted in response to
COVID-19
pandemic. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period in which the new legislation is enacted. The CARES Act made various tax law changes including among other things (i) increasing the limitation under Section 163(j) of the Internal Revenue Code of 1986, as amended (the “IRC”) for 2019 and 2020 to permit additional expensing of interest (ii) enacting a technical correction so that qualified improvement property can be immediately expensed under IRC Section 168(k), (iii) making modifications to the federal net operating loss rules including permitting federal net operating losses incurred in 2018, 2019, and 2020 to be carried back to the five preceding taxable years in order to generate a refund of previously paid income taxes and (iv) enhancing the recoverability of alternative minimum tax credits. Given the Company’s full valuation allowance position and capitalization of all costs, the CARES Act did not have an impact on the financial statements.
Net Income (Loss) Per Common Share
The Company’s statements of operations include a presentation of income (loss) per share for common stock subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income (loss) per share, basic and diluted, for common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of shares of common stock subject to possible redemption outstanding since original issuance.
Net income (loss) per share, basic and diluted, for
non-redeemable
common stock is calculated by dividing net income (loss), adjusted for income or loss on marketable securities attributable to common stock subject to possible redemption, by the weighted average number of shares of non-redeemable
common stock outstanding for the period.
Redeemable common stock includes shares of common stock sold at the companies IPO which can be redeemed at the shareholders option prior to a Business Combination. Redeemable common stock only participates in the income or loss on marketable securities based on redeemable shares’ proportionate interest.
Non-redeemable
common stock includes Founder Shares and
non-redeemable
shares of common stock as these shares do not have any redemption features.
Non-redeemable
common stock participates in the income or loss on marketable securities based on non-redeemable
shares’ proportionate interest.
The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common Stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$15,932	$380,337	$63,087	$1,434,079
Unrealized loss on marketable securities held in Trust Account	(5,039)	(333,649)	(52)	(3,663)
Less: interest available to be withdrawn for payment of taxes	(10,893)	(17,080)	(63,035)	(303,956)

Net income attributable to Class A Common Stock subject to possible redemption	$—	$29,608	$—	$1,126,460

Denominator: Weighted Average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	31,625,000	28,488,312	28,793,444	28,226,868

Basic and diluted net income per share, Class A Common Stock subject to possible redemption	$0.00	$0.04	$0.00	$0.04

Non-Redeemable Common Stock
Numerator: Net Income (Loss) minus Net Earnings
Net Income (Loss)	$(1,823,714)	$(9,128,568)	$(14,694,704)	$(2,686,114)
Net income (loss) allocable to Class A Common Stock subject to possible redemption	—	(29,608)	—	(1,126,460)

Non-Redeemable Net Income (Loss)	$(1,823,714)	$(9,158,176)	$(14,694,704)	$(3,812,574)

Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (1)	7,906,250	11,042,938	9,314,206	11,304,382

Basic and diluted net (loss) income per share, Non-redeemable common stock	$(0.23)	$(0.83)	$(1.58)	$(0.34)

(1)
The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 24,137,500 shares in the calculation of diluted income (loss) per share, since the inclusion of such warrants would be anti-dilutive.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Recent Accounting Standards
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU
2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. ASU
2020-06
is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU
2020-06
would have on its financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

NOTE 4—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company, and which has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.
Marketable Securities Held in Trust Account
At December 31, 2020 and 2019, the assets held in the Trust Account were substantially held in U.S. Treasury Bills.
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A Common Stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares Class A Common Stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A Common Stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A Common Stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.
Deferred Offering Costs
Deferred offering costs consist of accounting and legal expenses incurred through the balance sheet date that are directly related to the Initial Public Offering. Deferred offering costs will be allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Upon completion of the Initial Public Offering, offering costs associated with warrant liabilities have been expensed, and presented as non-operating expenses in the statement of operations and offering costs associated with the Class A Common Stock have been charged to stockholders’ equity.
Warrant Liability
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the warrants issued in connection with its Initial Public Offering in accordance with the guidance contained in ASC 815-40-15-7D, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the warrants initially was estimated using a Binomial Lattice Model (see Note 11).
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
On March 27, 2020, the CARES Act was enacted in response to
COVID-19
pandemic. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period which the new legislation is enacted. The CARES Act made various tax law changes including among other things (i) increasing the limitation under Section 163(j) of the Internal Revenue Code of 1986, as amended (the “IRC”) for 2019 and 2020 to permit additional expensing of interest (ii) enacting a technical correction so that qualified improvement property can be immediately expensed under IRC Section 168(k), (iii) making modifications to the federal net operating loss rules including permitting federal net operating losses incurred in 2018, 2019, and 2020 to be carried back to the five preceding taxable years in order to generate a refund of previously paid income taxes and (iv) enhancing the recoverability of alternative minimum tax credits. Given the Company’s full valuation allowance position and capitalization of all costs, the CARES Act did not have an impact on the financial statements.
Net Income (Loss) Per Common Share
Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 24,137,500 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.
The Company’s statements of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income (loss) per common share, basic and diluted, for common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of common stock subject to possible redemption outstanding since original issuance.
Net income (loss) per share, basic and diluted, for
non-redeemable
common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to common stock subject to possible redemption, by the weighted average number of non-redeemable
common stock outstanding for the period.
Non-redeemable
common stock includes Founder Shares and
non-redeemable
shares of common stock as these shares do not have any redemption features.
Non-redeemable
common stock participates in the income or loss on marketable securities based on the non-redeemable
shares’ proportionate interest.
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common Stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,492,477	$632,256
Unrealized gain (loss) on marketable securities held in Trust Account	2,868	(5,729)
Less: interest available to be withdrawn for payment of taxes	(240,068)	(186,104)

Net income attributable to Class A Common Stock subject to possible redemption	$1,255,278	$440,423

Denominator: Weighted Average Class A Common S tock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	27,639,376	28,129,383

Basic and diluted net income per share, Class A Common Stock subject to possible redemption	$0.05	$0.02

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(15,265,396)	$(7,209,680)
Less: Net income allocable to Class A Common Stock subject to possible redemption	(1,255,278)	(440,423)

Non-Redeemable Net Loss	$(16,520,674)	$(7,650,103)

Denominator: Weighted Average Non-Redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,891,874	7,814,396

Basic and diluted net loss per share, Non-redeemable common stock	$(1.39)	$(0.98)

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.